PROSPECTUS SUPPLEMENT

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

CRA SHARES

SUPPLEMENT DATED AUGUST 26, 2011 TO PROSPECTUS
DATED OCTOBER 1, 2010

The second and third paragraphs of the section entitled “PRINCIPAL INVESTMENT STRATEGY” on page 3 of the Prospectus are revised to read as follows:

“Under normal circumstances, the Fund will invest primarily in (1) securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and (2) other securities that have a rating in the highest category assigned by a nationally recognized statistical rating organization (“Rating Agency”), for example AAA by Standard & Poor’s Ratings Group and/or Aaa by Moody’s Investors Service, Inc., or which are deemed by the Fund’s investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.

Under normal circumstances, the Fund may also invest up to 25% of its net assets in investment grade securities that are rated in the second or third highest rating categories assigned by a Rating Agency, or which are deemed by the Fund’s investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.  U.S. Government Securities are not subject to the foregoing 25% limitation.”

Please retain this Supplement with your Prospectus for future reference

PROSPECTUS SUPPLEMENT

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

RETAIL SHARES

SUPPLEMENT DATED AUGUST 26, 2011 TO PROSPECTUS
DATED OCTOBER 1, 2010

The second and third paragraphs of the section entitled “PRINCIPAL INVESTMENT STRATEGY” on page 3 of the Prospectus are revised to read as follows:

“Under normal circumstances, the Fund will invest primarily in (1) securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and (2) other securities that have a rating in the highest category assigned by a nationally recognized statistical rating organization (“Rating Agency”), for example AAA by Standard & Poor’s Ratings Group and/or Aaa by Moody’s Investors Service, Inc., or which are deemed by the Fund’s investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.

Under normal circumstances, the Fund may also invest up to 25% of its net assets in investment grade securities that are rated in the second or third highest rating categories assigned by a Rating Agency, or which are deemed by the Fund’s investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.  U.S. Government Securities are not subject to the foregoing 25% limitation.”

Please retain this Supplement with your Prospectus for future reference

PROSPECTUS SUPPLEMENT

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

INSTITUTIONAL SHARES

SUPPLEMENT DATED AUGUST 26, 2011 TO PROSPECTUS
DATED OCTOBER 1, 2010

The second and third paragraphs of the section entitled “PRINCIPAL INVESTMENT STRATEGY” on page 3 of the Prospectus are revised to read as follows:

“Under normal circumstances, the Fund will invest primarily in (1) securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and (2) other securities that have a rating in the highest category assigned by a nationally recognized statistical rating organization (“Rating Agency”), for example AAA by Standard & Poor’s Ratings Group and/or Aaa by Moody’s Investors Service, Inc., or which are deemed by the Fund’s investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.

Under normal circumstances, the Fund may also invest up to 25% of its net assets in investment grade securities that are rated in the second or third highest rating categories assigned by a Rating Agency, or which are deemed by the Fund’s investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.  U.S. Government Securities are not subject to the foregoing 25% limitation.”

Please retain this Supplement with your Prospectus for future reference

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

CRA SHARES
INSTITUTIONAL SHARES
RETAIL SHARES

SUPPLEMENT DATED AUGUST 26, 2011 TO STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 1, 2010

The section entitled “INVESTMENT POLICIES AND RESTRICTIONS – Investment Quality” on page 4 of the Statement of Additional Information is revised to read as follows:

“Under normal circumstances, the Fund will invest primarily in (1) securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and (2) other securities that have a rating in the highest category assigned by a nationally recognized statistical rating organization (“Rating Agency”), for example AAA by Standard & Poor’s Ratings Group and/or Aaa by Moody’s Investors Service, Inc., or which are deemed by the Fund’s investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.  Under normal circumstances, the Fund may also invest up to 25% of its net assets in investment grade securities that are rated in the second or third highest rating categories assigned by a Rating Agency, or which are deemed by the Fund’s investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.  U.S. Government Securities are not subject to the foregoing 25% limitation.  See Appendix A for more information on the ratings of Rating Agencies.”

Please retain this Supplement with your Prospectus for future reference